MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660

                                                  May 4, 2005

VIA EDGAR

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

        Re:     MetLife Investors USA Insurance Company and
                MetLife Investors USA Separate Account A
                File No. 033-37128 (USA Flex Bonus)
                Rule 497(j) Certification

Commissioners:

        On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") to the May 1, 2005 Prospectus, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 28, 2005.

        If you have any questions, please contact me at (617) 578-3031.

                                             Sincerely,

                                             /s/ John E. Connolly, Jr.
                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company